Operating Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2025	¥ 7,350
2026	3,872
2027	217
2028	290
2029 and thereafter	72
Total future lease payments	11,801
Less: imputed interest	(742)
Balance as of December 31, 2024	¥ 11,059